Inventory	12 Months Ended
Sep. 30, 2024
Inventory Disclosure [Abstract]
Inventory	6. Inventory Inventories are summarized as follows:
	2024	2023
Finished goods	$4,551	$8,021
Less: provision for slow moving items	-	(254)
	$4,551	$7,767